Consolidated Statement of Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues
Royalties	$ 28	$ 0	$ 119	$ 0
License and other revenue	72	0	685	120
Revenue					1,198	433
Other Income					10	7
Total Revenues	100	0	804	120	1,208	440
Expenses
Research and development expense	191	287	406	838	1,935	1,524
Research and development tax credits					(212)	(188)
Selling, general and administrative expense	491	404	1,341	1,175
Management salaries					716	586
General and administrative					347	333
Professional fees					582	594
Amortization of tangible assets	7	10	24	27	46	37
Amortization of intangible assets	10	0	29	0
Foreign exchange loss					(41)	(3)
Interest and financing fees					3	3
Total Costs and Expenses	699	701	1,800	2,040	3,458	2,892
Loss from Operations	(599)	(701)	(996)	(1,920)
Other Income
Interest and other income	0	3	1	8
Total Other Income	0	3	1	8
Loss Before Income Taxes					(2,250)	(2,452)
Income taxes					0	0
Net Loss	(599)	(698)	(995)	(1,912)	(2,250)	(2,452)
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	73	109	(33)	128	100	49
Comprehensive Loss	$ (526)	$ (589)	$ (1,028)	$ (1,784)	$ (2,150)	$ (2,403)
Basic and Diluted Weighted Average Number of Shares Outstanding	52,687,253	49,711,617	52,474,772	49,553,305	49,637,908	43,736,003
Basic and Diluted Loss Per Common Share	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)	$ (0.04)	$ (0.05)